TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund
TIFF Short-Term Fund Summary
Investment Objective

The fund's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in US 6-month Treasury bills.

The fund's performance objective (which is non-fundamental) is, over a majority of market cycles, to track as closely as possible, gross of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The “Redemption Fees” shown in this table are referred to as “exit fees” elsewhere in the prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF Short-Term Fund
Entry Fees on Purchases (as a percentage of amount invested)	0.00%
Redemption Fees (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	TIFF Short-Term Fund
Management Fees	0.03%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.22%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
| | TIFF Short-Term Fund | USD ($)	23	71	124	280

Portfolio Turnover

The fund pays transaction costs, such as a spread, when it buys and sells securities (or “turns over” its portfolio). Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, during the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The fund invests principally in securities issued by the US Government, its agencies, or its instrumentalities. The fund's duration generally will not differ from the benchmark's duration by more than three months. While the duration of the benchmark varies throughout the month, as of April 1, 2016, the duration of the benchmark was approximately 5.8 months. The investment advisor, TIFF Advisory Services, Inc. (“TAS”), focuses on duration, maturity, relative valuations, and security selection. Typically, the average credit quality of the fund's portfolio will be equivalent to the credit rating assigned to short-term obligations of the US Government, its agencies, or instrumentalities, and may include unrated obligations that are deemed to be of equivalent quality.

Principal Investment Risks

As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members' shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Credit Risk.  An issuer or guarantor of a debt obligation or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Interest Rate Risk.  Interest rate changes are influenced by a number of factors, including government policy, inflation expectations, and supply and demand. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund's interest income to decline and rising interest rates may cause the value of the fund's investments to fall. Further, in an environment marked by abnormally low short-term interest rates, the risk exists that earned interest will not be sufficient to cover the management fees and expenses of the fund, resulting in principal losses.

Market Risk.  The market value of a security may increase or decrease over time. Market risk may affect a single issue, an entire industry, or the market as a whole.

Fund Performance

The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Calendar Year Total Returns (%)
[1]	Rounds to less than 0.01%

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)
Highest (3Q 2007)	1.39%
Lowest (4Q 2011, 4Q 2013,
3Q 2014, 4Q 2014, 1Q 2015)	-0.10%

Average Annual Total Returns (for periods ended 12/31/2015)

The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years, and since fund inception compare with a selected benchmark. Past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Average Annual Total Returns - -	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Short-Term Fund	Return Before Taxes	(0.10%)	(0.08%)	1.24%	2.85%	May 31, 1994
BofA Merrill Lynch US 6-Month Treasury Bill Index	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)	0.22%	0.19%	1.57%	3.02%	May 31, 1994